Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Common stock, shares authorized (in shares)	500,000,000
Accounts payable, Related parties, Current	$ 1,246	$ 541
Class A Contingently Redeemable Preferred Units [Member]
Redeemable preferred units, par value (in dollars per share)		$ 100
Redeemable preferred units, authorized (in shares)		1,167,418
Redeemable preferred units, outstanding (in shares)		1,167,418
Redeemable preferred units, issued (in shares)		1,167,418
Class A Common Stock [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	300,000,000
Common stock, shares issued (in shares)	50,785,656
Common stock, shares outstanding	50,785,656
Class B Common Stock [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	180,000,000
Common stock, shares issued (in shares)	84,294,971
Common stock, shares outstanding	84,294,971
Class C Common Stock [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	10,000,000
Common stock, shares issued (in shares)	0
Common stock, shares outstanding	0
Class A Common Units [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 100
Common stock, shares authorized (in shares)	180,000,000	5,480,611
Common stock, shares issued (in shares)		5,480,611
Common stock, shares outstanding		5,480,611
Class B Common Units [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 100
Common stock, shares authorized (in shares)	10,000,000	2,242,981
Common stock, shares issued (in shares)		2,242,981
Common stock, shares outstanding		2,242,981